Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

November 12, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Corporate Shares (the “Registrant”) - AB Municipal Income Shares C - AB Municipal Income Shares N File Nos. 333-112207 and 811-21497

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 46 under the Securities Act of 1933 and Amendment No. 49 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Registrant to register two new series of the Registrant, AB Municipal Income Shares C and AB Municipal Income Shares N.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Linda Y. Kim
Linda Y. Kim

Attachment

cc: Paul M. Miller